Finance income, net	3 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
Finance income, net	Finance income, net
Finance income for the three months ended March 31, 2024 and 2023 is comprised of:

	Three months ended March 31,
	2024	2023
	$	$
Interest on acquisition related consideration	10	16
Interest on lease obligations	41	59
Interest income	(596)	(2,242)
	(545)	(2,167)